Subsequent Events (Details Narrative) - USD ($)											1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 07, 2023	Jul. 28, 2023	Jul. 25, 2023	Jul. 14, 2023	May 04, 2023	Apr. 28, 2023	Jan. 27, 2023	Dec. 05, 2022	Nov. 29, 2022	Apr. 26, 2021	Oct. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 16, 2023	May 23, 2023	Apr. 11, 2023	Dec. 06, 2022	Nov. 30, 2022	Oct. 22, 2022	Jul. 01, 2022	Nov. 01, 2021	Sep. 24, 2020	Sep. 22, 2020
Subsequent Event [Line Items]
Preferred Stock, stated value												$ 0.001		$ 0.001		$ 0.001
Proceeds from issuance of stock
Common stock, par value												$ 0.001		$ 0.001		$ 0.001
Proceeds from common stock												$ 64,032	$ 829,663	$ 4,472,219		$ 19,005,323
Theralink Technologies Inc [Member]
Subsequent Event [Line Items]
Preferred Stock, stated value												$ 0.0001			$ 0.0001		$ 0.0001
Warrants to purchase shares															1,888,813,005
Proceeds from issuance of stock																	$ 1,000,000
Proceeds from intial public offerings							$ 950,000
Common stock, par value												$ 0.0001			$ 0.0001		$ 0.0001		$ 0.001					$ 0.0001		$ 0.0001	$ 0.0001
Principal balance							$ 17,961,798		$ 17,961,798			$ 8,986,605			$ 2,475,000					$ 17,961,798
Annual interest rate							10.00%		10.00%											10.00%
Principal balance							$ 1,045,000
Warrant received							298,571,429		16,393,443
Offering costs															27,270
Agreement description							Pursuant to the terms of the Placement Agency Agreement, the Company agreed to (i) pay Gunnar a cash placement fee of 10% of the gross cash proceeds raised in the Second Offering, and (ii) issue to Gunnar additional PA Warrants on the terms identical to the Warrants sold in the Second Offering in an amount equal to 10% of the New Debentures sold to Second Closing Purchasers.
Proceeds from common stock																	1,350,000
Interest payable												5,187,334			446,281								$ 200,000
Interest payable												$ 43,840			$ 38,440		$ 31,240
Dividends payable									$ 33,315
Theralink Technologies Inc [Member] | Gunnar [Member]
Subsequent Event [Line Items]
Commission payable							$ 95,000
Legal fees payable							7,500
Theralink Technologies Inc [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrant term												6 years 6 months
Theralink Technologies Inc [Member] | Minimum [Member]
Subsequent Event [Line Items]
Warrant term												5 months 1 day
Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Subsequent Event [Line Items]
Warrant exercise price																									$ 0.00366
Principal balance									3,564,937
Principal balance									3,564,937
Interest payable									120,750
Dividends payable									$ 464,992
Promissory Note Agreement [Member] | Theralink Technologies Inc [Member]
Subsequent Event [Line Items]
Proceeds from issuance of debt					$ 100,000					$ 100,000
Principal balance					$ 110,000							$ 110,000
Debt maturity date					Apr. 28, 2024	Apr. 28, 2024
Interest payable												$ 1,718
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	30-for-1 reverse stock split
Common stock, par value	$ 0.001
Subsequent Event [Member] | Theralink Technologies Inc [Member]
Subsequent Event [Line Items]
Percentage of increase in preferred stock											15.00%
Warrant exercise price									$ 0.003
Proceeds from intial public offerings									$ 2,639,000
Principal balance									$ 305,000					6,600,000
Annual interest rate									10.00%
Principal balance									$ 3,355,000
Warrant received									958,571,426
Warrant coverage percentage									100.00%
Commission payable									$ 305,000
Offering expenses									$ 106,000
Offering costs																						$ 32,000
Agreement description									In connection with the Initial Closing, the Company and Joseph Gunnar & Co. LLC, a U.S. registered broker-dealer (“Gunnar”), entered into a placement agency agreement (the “Placement Agency Agreement”), pursuant to which Gunnar agreed to act as the placement agent for the Offering (the “Placement Agent”). Pursuant to the terms of the Placement Agency Agreement, the Company agreed to (i) pay Gunnar a cash placement fee of 10% of the gross cash proceeds raised in the Offering, and (ii) issue to Gunnar warrants (the “PA Warrants”) on the terms identical to the Warrants sold in the Offering in an amount equal to 10% of the Underlying Securities sold to investors.
Warrant reason for issuing, descriptions									The Warrants are exercisable for five years and six months from the earlier of the maturity date of the Debentures and the closing of the Qualified Financing, at an exercise price equal to (i) in the event that a Qualified Offering is consummated prior to the exercise of the Warrant, the price per share at which the Qualified Offering is made (“Qualified Offering Price”), or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice. If there is no effective registration statement covering the resale of the shares underlying the Warrants within 180 days following the closing of the Qualified Offering: (i) exercise may be via cashless exercise, and (ii) 5% additional Warrants will be issued by the Company to the holders for any portion of each month without such effective registration statement
Interest payable											$ 200,000
Debt conversion amount									$ 13,600,000
Outstanding percentage									10.00%
Salaries								$ 400,000
Base salary percentage								35.00%
Bonus payable																					$ 100,000
Subsequent Event [Member] | Theralink Technologies Inc [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Bonus payable																					$ 150,000
Subsequent Event [Member] | Theralink Technologies Inc [Member] | Share-Based Payment Arrangement, Option [Member]
Subsequent Event [Line Items]
Sharebased compensation available for grant								150,000,000
Vesting percentage								20.00%
Subsequent Event [Member] | Theralink Technologies Inc [Member] | Convertible Debt Securities [Member]
Subsequent Event [Line Items]
Annual interest rate									10.00%
Conversion price									$ 0.003
Debt maturity date									Nov. 29, 2023
Interest rate									50.00%
Proceeds from common stock									$ 5,000,000
Subsequent Event [Member] | Theralink Technologies Inc [Member] | Debenture [Member]
Subsequent Event [Line Items]
Interest rate									70.00%
Subsequent Event [Member] | Theralink Technologies Inc [Member] | Gunnar [Member]
Subsequent Event [Line Items]
Warrant received									124,489,795
Commission payable									$ 305,000
Legal fees payable									50,000
Advisory fee payable									50,000
Subsequent Event [Member] | Theralink Technologies Inc [Member] | Maximum [Member]
Subsequent Event [Line Items]
Principal balance														$ 8,000,000
Interest payable									8,186,994
Dividends payable									5,425,911
Subsequent Event [Member] | Theralink Technologies Inc [Member] | Minimum [Member]
Subsequent Event [Line Items]
Interest payable									7,119,125
Dividends payable									$ 8,068,915
Subsequent Event [Member] | IMAC Louisiana [Member]
Subsequent Event [Line Items]
Sale of other assets							$ 1,050,000.00
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrants to purchase shares			2,075,702
Proceeds from issuance of stock			$ 4,300,000
Conversion price			$ 3.276
Warrant exercise price			$ 3.276
Warrant term			5 years
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series A One Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued			2,500
Preferred Stock, stated value			$ 1,000
Percentage of increase in preferred stock			12.00%
Number of shares converted			763,126
Proceeds from intial public offerings			$ 3,000,000.0
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series A Two Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued			1,800
Preferred Stock, stated value			$ 1,000
Number of shares converted			549,451
Subsequent Event [Member] | Chief Medical Officer Consulting Agreement [Member] | Theralink Technologies Inc [Member]
Subsequent Event [Line Items]
Related party transaction, description				(a) the Company shall pay Dr, Ruxin compensation equal to $10,000 per month, (b) the Company shall amend the Dr. Ruxin’s existing option award agreement so that upon a “Separation from Service” instead of having 3 months to exercise the options, Dr. Ruxin’s options shall be exercisable until their expiration date and (c) the Company shall issue Dr. Ruxin options to purchase shares of the Company’s common stock in accordance with the Company’s newly planned Equity Incentive Plan, according to the standard amounts awarded to Chief Medical Officers, as well as taking into consideration the past 5 years of service to the company as is planned for current employees, subject to Board approval. This Agreement commenced on July 14, 2023 and will continue for one year and will be brought to the Board of Directors annually for renewal approval based on prior year performance metrics and then for subsequent one-year periods if not terminated 60 days prior to renewa
Share based compensation				$ 10,000
Subsequent Event [Member] | Promissory Note Agreement [Member] | Theralink Technologies Inc [Member]
Subsequent Event [Line Items]
Principal balance		$ 439,590
Proceeds from issuance of debt		$ 439,590
Annual interest rate		6.00%
Conversion price																		$ 0.00313
Subsequent Event [Member] | Convertible Secured Promissory Note [Member] | Theralink Technologies Inc [Member]
Subsequent Event [Line Items]
Principal balance																		$ 2,560,500
Subsequent Event [Member] | I M A C Note Agreement [Member] | Theralink Technologies Inc [Member]
Subsequent Event [Line Items]
Annual interest rate																		6.00%